Revenue from contract with customers - Schedule of contract assets and contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract assets	$ 465		$ 518
Contract liabilities	1,722		$ 1,861
Revenue that was included in contract liability balance at beginning of period	$ 1,861	$ 1,754